Derivative Liability (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Derivative Liabilities [Roll Forward]
Opening balance	$ 2,364,381	$ 5,111,007	$ 5,111,007
Issuance of 2015 Agent Warrants	29,594
Change in fair value of warrants	539,446	562,969	$ (627,433)	$ (11,529,498)
Change in fair value due to change in warrant terms	$ 21,565	$ (167,190)	(23,658)	$ (111,179)
Reclassification to equity upon amendment of warrants			975,278
Reclassification to equity upon exchange of warrants			728,835
Reclassification to equity upon exercise of warrants			$ (391,422)	$ (1,472,663)
Warrants issued for services	$ 6,654			124,020
Closing balance	$ 2,954,986		$ 2,364,381	$ 5,111,007